8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Risk-free interest rate	2.86%	0.88%
Expected life	3 years	3 years
Expected volatility	137.47%	161.98%
Expected dividend yield	0.00%	0.00%